Note 13 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain / (loss) on derivatives, net	$ (3,765,619)	$ (790,359)	$ 496,820
Not Designated as Hedging Instrument [Member]
Gain / (loss) on derivatives, net	(3,765,619)	(790,359)	496,820
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Unrealized Loss [Member]
Gain / (loss) on derivatives, net	636,705	(411,849)	(309,854)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain / (loss) on derivatives, net	(301,905)	(128,556)	17,646
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Change in Fair Value [Member]
Gain / (loss) on derivatives, net	134,010	(134,010)	0
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements and Bunker Swap contracts [Member]
Gain / (loss) on derivatives, net	$ (4,234,429)	$ (115,944)	$ 789,028